Subsequent Event (Details Narrative) (10-K)												6 Months Ended		12 Months Ended
	Jun. 23, 2016 USD ($)	Jun. 23, 2016 CAD	Jun. 22, 2016 shares	May 18, 2016 USD ($) $ / shares shares	May 18, 2016 CAD shares	May 15, 2016 shares	May 04, 2016 CAD shares	Feb. 17, 2016	Sep. 10, 2015 shares	Sep. 02, 2015	May 06, 2015 CAD	Sep. 30, 2016 CAD	Sep. 30, 2015 CAD	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD	May 18, 2016 CAD / shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD / shares	Oct. 22, 2014 $ / shares	Oct. 22, 2014 CAD / shares
Number of common stock shares issued during the period | shares			15,264			13,874			50,000
Term loan bridge financing							CAD 40,000				CAD 33,000
Loan description							bridge financing with a relative of one of the officers of the Company.				Company agreed to a one year term loan (maturing May 5, 2016) with a family member of an officer
Loan maturity, date							Nov. 28, 2016			Sep. 01, 2016	May 05, 2016
Premium interest percent							30.00%			12.00%	12.00%	20.00%					20.00%	20.00%
Warrant exercised per share | CAD / shares																		CAD 0.052		CAD 1.94
Debt conversion into shares rate								45.00%		45.00%
Gross proceeds												CAD 2,318	CAD 596	CAD 12,614	CAD 1,113
USD [Member]
Warrant exercised per share | $ / shares																	$ 0.04		$ 1.50
USD [Member] | Equity Purchase Agreement [Member]
Draw down notice increasing the upper limit value on individual draws		CAD 75,000
Draw down notice increasing the lower limit value on individual draws		CAD 62,500
Subsequent Event [Member]
Number of common stock shares issued during the period | shares							1,100,000							1,100,000
Term loan bridge financing							CAD 4,000
Loan description							bridge financing with a relative of one of the officers of the Company.
Loan maturity, date							Aug. 28, 2016
Premium interest percent							30.00%
Number of common sharse purchase warrants exercised druing period | shares				44,500	44,500
Warrant exercised per share | CAD / shares																CAD 0.52
Gross proceeds					CAD 2,164
Subsequent Event [Member] | Equity Purchase Agreement [Member]
Debt conversion into shares rate	85.00%
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Maximum [Member]
Debt conversion into shares rate	80.00%
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Minimum [Member]
Debt conversion into shares rate	65.00%
Subsequent Event [Member] | USD [Member]
Warrant exercised per share | $ / shares				$ 0.04
Gross proceeds | $				$ 1,780
Subsequent Event [Member] | USD [Member] | Equity Purchase Agreement [Member]
Draw down notice increasing the upper limit value on individual draws | $	$ 75,000
Draw down notice increasing the lower limit value on individual draws | $	$ 62,500